LEASES - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LEASES
Operating lease expense	$ 626	$ 491
Expense for short-term leases within 12 months	$ 6	$ 21